Anchor Series Trust

Supplement to the Statement of Additional Information dated
                       April 20, 2000


       The following replaces the Advisory fee schedule information of page B-43 of the Statement of Additional
  Information:

       As compensation for its services, the Adviser receives from the Trust a fee, accrued daily and payable monthly, based on the net assets of each Portfolio at the following annual rates:

                                           FEE RATE
  PORTFOLIO                               (as a % of average daily
                                            net asset value)

Money Market Portfolio                   .50% first $150 million
                                         .475% next $100 million
                                         .450% next $250 million
                                         .425% thereafter

  Government & Quality Bond Portfolio    .625% first $200 million
                                         .575% next $300 million
                                         .50% thereafter

  Growth Portfolio                       .75% first $250 million
                                         .675% next $250 million
                                         .60% thereafter

  High Yield Portfolio                   .70% first $250 million
                                         .575% next $250 million
                                         .50% thereafter

  Strategic Multi-Asset Portfolio        1.00% first $200 million
                                         .875% next $300 million
                                         .80% thereafter

  Multi-Asset Portfolio                  1.00% first $200 million
                                         .875% next $300 million
                                         .80% thereafter

  Capital Appreciation Portfolio*        .75% first $250 million
                                         .725% next $250 million
                                         .70% thereafter

  Growth and Income Portfolio            .70% first $100 million
                                         .65% next $150 million
                                         .60% next $250 million
                                         .575% thereafter

  Natural Resources Portfolio            .75% net assets

  *  Prior to August 1, 2000, the Advisory fee for the Capital
  Appreciation Portfolio was calculated at the following annual rates:
  .750% on the first $100 million; .675% on the next $150 million; .625% on the next $250 million and .600% thereafter.


     The following replaces the Subadvisory fee schedule information of pages B-45 and B-46 of the Statement of Additional Information:

     As compensation for its services, Wellington receives from the Adviser a fee, accrued daily and payable monthly, based on the net assets of each Portfolio at the following annual rates:


  PORTFOLIO                       FEE RATE
                                 (as a % of average daily net asset
                                  value)

  Money Market Portfolio          .075% first $500 million
                                  .02% over $500 million


  Government and Quality
  Bond Portfolio                  .225% first $50 million
                                  .125% next $50 million
                                  .10% over $100 million

  Growth Portfolio                .325% first $50 million
                                  .225% next $100 million
                                  .20% next $350 million
                                  .15% over $500 million

  High Yield Portfolio            .30% first $50 million
                                  .225% next $100 million
                                  .175% next $350 million
                                  .15% over $500 million


  Strategic Multi-Asset
  Portfolio                       .30% first $50 million
                                  .20% next $100 million
                                  .175% next $350 million
                                  .15% over $500 million

  Multi-Asset Portfolio           .25% first $50 million
                                  .175% next $100 million
                                  .15% over $150 million


  Capital Appreciation
  Portfolio*                      .375% first $50 million
                                  .275% next $100 million
                                  .250% over $150 million

  Growth and Income
  Portfolio                       .325% first $50 million
                                  .225% next $100 million
                                  .20% next $350 million
                                  .15% over $500 million

  Natural Resources
  Portfolio                       .35% first $50 million
                                  .25% next $100 million
                                  .20% next $350 million
                                  .15% over $500 million


  *  Prior to August 1, 2000, the Subadvisory fee for the Capital
  Appreciation Portfolio was calculated at the following annual rates:
  .375% on the first $50 million; .275% on the next $100 million; .200% on the next $350 million; and .150% thereafter



  Dated: July 20, 2000